Deferred taxes (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Taxes
Loss before income tax and social contribution	R$ (1,517,675)	R$ (7,376,227)	R$ (5,817,293)
Combined tax rate	34.00%	34.00%	34.00%
Income at the statutory tax rate	R$ 516,010	R$ 2,507,917	R$ 1,977,880
Adjustments to calculate the effective tax rate:
Equity method investees			(149)
Tax rate difference on the results of offshores subsidiaries	(26,841)	(171,981)	(4,734)
Non-deductible expenses, net	(270,066)	(118,734)	(124,577)
Exchange rate change on foreign investments	46,239	(82,085)	(174,151)
Tax Benefit	194,588
Interest on shareholders’ equity			8,693
Benefit (not constituted) on tax loss, negative basis and temporary differences	(503,728)	(1,942,695)	(1,760,920)
Total income tax	(43,798)	192,422	(77,958)
Income tax and social contribution
Current	(9,302)	(48,862)	(95,537)
Deferred	(34,496)	241,284	17,579
Total income (loss) taxes	R$ (43,798)	R$ 192,422	R$ (77,958)